Financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2023	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	16.2	—	16.2
Trade and other receivables	266.1	—	—	—	266.1
Cash and cash equivalents	247.0	58.9	—	—	305.9
Liabilities
Derivative financial instruments	—	—	(42.9)	—	(42.9)
Trade and other payables excluding non-financial liabilities	—	—	—	(637.0)	(637.0)
Loans and borrowings	—	—	—	(2,200.8)	(2,200.8)
Total	513.1	58.9	(26.7)	(2,837.8)	(2,292.5)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €236.5 million.

Loans and borrowings includes €74.2 million relating to lease liabilities and excludes capitalized debt discounts and borrowing costs.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	20.1	—	20.1
Trade and other receivables	230.8	—	—	—	230.8
Cash and cash equivalents	330.0	39.7	—	—	369.7
Liabilities
Derivative financial instruments	—	—	(60.3)	—	(60.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(652.2)	(652.2)
Loans and borrowings	—	—	—	(2,206.8)	(2,206.8)
Total	560.8	39.7	(40.2)	(2,859.0)	(2,298.7)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2023	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	16.2	—	16.2
Trade and other receivables	266.1	—	—	—	266.1
Cash and cash equivalents	247.0	58.9	—	—	305.9
Liabilities
Derivative financial instruments	—	—	(42.9)	—	(42.9)
Trade and other payables excluding non-financial liabilities	—	—	—	(637.0)	(637.0)
Loans and borrowings	—	—	—	(2,200.8)	(2,200.8)
Total	513.1	58.9	(26.7)	(2,837.8)	(2,292.5)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €236.5 million.

Loans and borrowings includes €74.2 million relating to lease liabilities and excludes capitalized debt discounts and borrowing costs.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	20.1	—	20.1
Trade and other receivables	230.8	—	—	—	230.8
Cash and cash equivalents	330.0	39.7	—	—	369.7
Liabilities
Derivative financial instruments	—	—	(60.3)	—	(60.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(652.2)	(652.2)
Loans and borrowings	—	—	—	(2,206.8)	(2,206.8)
Total	560.8	39.7	(40.2)	(2,859.0)	(2,298.7)

	Fair value		Carrying value
	September 30, 2023	December 31, 2022	September 30, 2023	December 31, 2022
	€m	€m	€m	€m
Senior EUR/USD loans	1,346.2	1,316.2	1,326.4	1,340.0
Other external debt	0.2	0.2	0.2	0.2
2028 fixed rate senior secured notes	698.0	681.2	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(39.5)	(41.9)
	2,044.4	1,997.6	2,087.1	2,098.3